Other Payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Other Payables
Note 13:	Other Payables

	December 31
	2025	2024

Employees and payroll accruals	3,044	2,787
Related parties	86	86
Deferred income	-	12
Grants received in advance*	1,181	445
Other	220	226
	4,531	3,556
*See also note 18d